Income taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Income taxes
Income tax expense (benefit)	¥ 62	$ 9	¥ (546)
Effective tax rate	1.88%	1.88%	32.93%
Interest and penalties related to an uncertain tax position	¥ 0		¥ 0
China
Income taxes
Effective statutory enterprise income tax rate	25.00%	25.00%
Effective preferential income tax rate	15.00%	15.00%
Hong Kong
Income taxes
Effective statutory enterprise income tax rate	16.50%	16.50%
Singapore
Income taxes
Effective statutory enterprise income tax rate	17.00%	17.00%
Malaysia
Income taxes
Effective statutory enterprise income tax rate	24.00%	24.00%